ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Earnings per share (Details) shares in Thousands	12 Months Ended
Dec. 31, 2025 shares
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
Weighted average of number of ordinary shares issued with dilution effect	0